Note 7 - Property and Equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Depreciation, Depletion and Amortization, Nonproduction, Total	$ 43,742	$ 35,566
Blockchain SCM Segment [Member]
Capitalized Computer Software, Gross	498,425
Capitalized Computer Software, Amortization	$ 0